UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net income/(loss) before tax	€ (1,876)	€ 671
Adjustments to profit/loss:	4,718	2,250
Depreciation and amortization	315	98
Change in provisions	(480)	1,195
Change in expected credit loss
Exchange rate impact	3,263	2,300
Effect of hyperinflation on results	(189)	(5,916)
Changes in fair value	1,884	5,754
Short term investment gain	(27)	(895)
Interest (income)/expenses	(144)	(296)
Interest expense on lease liabilities	96
Others		10
Changes in working capital:	7,911	(3,599)
Trade receivables and other current assets	9,469	2,036
Trade payables and other current liabilities	(1,558)	(5,635)
Income tax paid	(1,082)	441
Net cash provided by (used in) operating activities	9,671	(237)
Payment for purchases of property, plant and equipment	(24)	(202)
Net cash used in investing activities	(24)	(202)
Drawdown of other borrowings	(1,756)	(425)
Capitalized lease payments (IFRS 16)	(317)	10
Repurchase of treasury shares	(642)
Net cash provided by (used in) financing activities	(2,715)	(222)
Net increase/(decrease) in cash and cash equivalents	6,932	(661)
Cash and cash equivalents at the beginning of the period	40,307	41,278
Effect of changes in exchange rates on cash and cash equivalents	(2,114)	(184)
Cash and cash equivalents at the end of the period	€ 45,125	€ 40,433